Expense Example, No Redemption {- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2040 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2040 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 646
3 Years	798
5 Years	963
10 Years	1,441
Fidelity Advisor Freedom Blend 2040 Fund- Class M
Expense Example, No Redemption:
1 Year	447
3 Years	654
5 Years	878
10 Years	1,521
Fidelity Advisor Freedom Blend 2040 Fund- Class C
Expense Example, No Redemption:
1 Year	152
3 Years	471
5 Years	813
10 Years	1,576
Fidelity Advisor Freedom Blend 2040 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Freedom Blend 2040 Fund- Class Z
Expense Example, No Redemption:
1 Year	40
3 Years	125
5 Years	219
10 Years	$ 493